Share Based Compensation - Summary of Share Based Compensation Expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
RSRs compensation expense in administrative expense	$ 13,875	$ 0	$ 3,507	$ 0	$ 0
Converted option compensation in administrative expense	428,746	411,384	2,529,314	687,888	277,638
Total	$ 442,621	$ 411,384	$ 2,532,821	$ 687,888	$ 277,638